Commitments and Contingencies 4 (Details) (USD $)	12 Months Ended
Dec. 31, 2010
Billing And Operational Support System Installation [Member]
Purchase commitment agreement description	On August 17, 2010, U.S. Cellular and Amdocs Software Systems Limited (“Amdocs”) entered into agreements to develop a Billing and Operational Support System (“B/OSS”). Amdocs will license to TDS certain customer order and relationship management, revenue management and billing software relating to the B/OSS.
Purchase commitment period	August 2010 to October 2012
Purchase commitment required payments	$ 73,000,000
Purchase commitment required payments made	11,000,000
Billing And Operational Support System Maintenance [Member]
Purchase commitment period	Period of seven years, beginning in 2013
Purchase commitment required payments	$ 35,000,000